Related Party Transactions	12 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
7.	Related Party Transactions:

During the year ended June 30, 2012, directors received cash payments in the amount of $240,500 (2011 -$215,000, 2010 - $144,758) for their services as directors or members of committees of the Company's Board.   During the year ended June 30, 2012, the Company also recorded a non-cash transaction to recognize stock based compensation for directors in the amount of $1,116,551 (2011 -$598,153, 2010 -$nil)

During the year ended June 30, 2012 the Company made payments of $93,656 (2011 - $96,080, 2010 -$91,469) pursuant to a premises lease agreement to a corporation in which an officer is a shareholder.

All transactions with related parties are made in the normal course of operations and measured at exchange value.